Statements of Operations - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ 352,825		$ 230,682		$ 522,819	$ 407,064	$ 1,012,437	$ 468,814
Total expenses	352,825		230,682		522,819	407,064	1,012,437	468,814
Other income
Unrealize d and realized gain on investment held in Trust Account	298,305		168,445		706,126	290,004	1,942,709	25,391
Offering costs allocated to warrants								(494,344)
Change in fair value of derivative liabilities	(238,982)		2,169,295		(107,860)	4,967,129	6,600,605	7,320,644
Total other income	59,323		2,337,740		598,266	5,257,133	8,543,314	6,851,691
Income before tax	(293,502)		2,107,058		75,447	4,850,069	7,530,877	6,382,877
Income tax expense	(73,933)				(164,622)		(337,607)
Net income (loss)	$ (367,435)	$ 278,260	$ 2,107,058	$ 2,743,011	$ (89,175)	$ 4,850,069	$ 7,193,270	$ 6,382,877
Class A Common Stock
Other income
Weighted average shares outstanding, basic and diluted (in Shares)	3,926,398		17,893,462		4,024,430	17,893,462	15,737,185	12,860,378
Basic net income per share (in Dollars per share)	$ (0.05)		$ 0.09		$ (0.01)	$ 0.22	$ 0.36	$ 0.37
Class B Common Stock
Other income
Weighted average shares outstanding, basic and diluted (in Shares)	3,190,560		4,500,528		3,841,930	4,500,528	4,500,528	4,534,875
Basic net income per share (in Dollars per share)	$ (0.05)		$ 0.09		$ (0.01)	$ 0.22	$ 0.36	$ 0.37